Notes Payables (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of notes payable
Total Notes Payable:	$ 2,610,198	$ 2,195,502	$ 1,636,125
Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]
Components of notes payable
Total Notes Payable:	441,362	441,362	441,362
Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]
Components of notes payable
Total Notes Payable:	175,000	175,000	175,000
Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]
Components of notes payable
Total Notes Payable:	400,000	400,000	400,000
Convertible debenture issued on November 15, 2010 [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Term notes issued on March 25, 2011[Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Short term, unsecured notes payable issued on July to December 2012 [Member]
Components of notes payable
Total Notes Payable:	300,900	300,900
Short term, unsecured notes payable issued on August to December 2012 [Member]
Components of notes payable
Total Notes Payable:	115,550	115,500
Short term, unsecured notes payable issued on August to December 2012 [Member] 1
Components of notes payable
Total Notes Payable:	98,550	98,550
Short term, unsecured notes payable issued September 2012 [Member]
Components of notes payable
Total Notes Payable:	42,900	42,900
Short term, unsecured notes payable issued on January to June 2013 [Member]
Components of notes payable
Total Notes Payable:	234,225
Short term, unsecured notes payable issued on January to June 2013 [Member] 1
Components of notes payable
Total Notes Payable:	190,000
Unsecured loans [Member]
Components of notes payable
Total Notes Payable:			10,660
Insurance policy finance agreements [Member]
Components of notes payable
Total Notes Payable:	$ 11,711	$ 21,290	$ 9,103